          Payden Emerging Markets Local Bond Fund

Schedule of Investments - January 31, 2021 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (92%)
Argentina (ARS) (0%)
8,765,600	YPF SA 144A, 16.50%, 5/09/22 ARS (a)(b)	$72
Brazil (BRL) (2%)
955,000	Brazil Notas do Tesouro Nacional Serie B, 6.00%, 8/15/26 BRL (a)	707
6,208,754	Brazil Notas do Tesouro Nacional Serie B, 6.00%, 8/15/28 BRL (a)	1,360
3,000,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/25 BRL (a)	619
		2,686
Chile (CLP) (3%)
1,090,000,000	Bonos de la Tesoreria de la Republica en pesos, 4.50%, 3/01/26 CLP (a)	1,702
695,000,000	Bonos de la Tesoreria de la Republica en pesos, 5.00%, 3/01/35 CLP (a)	1,147
410,000,000	Bonos de la Tesoreria de la Republica en pesos, 6.00%, 1/01/43 CLP (a)	759
		3,608
China (CNY) (8%)
12,400,000	China Government Bond, 1.99%, 4/09/25 CNY (a)	1,840
39,800,000	China Government Bond, 2.85%, 6/04/27 CNY (a)	6,045
5,100,000	China Government Bond, 3.02%, 10/22/25 CNY (a)	790
12,400,000	China Government Bond, 3.12%, 12/05/26 CNY (a)	1,933
8,500,000	China Government Bond, 3.29%, 5/23/29 CNY (a)	1,327
		11,935
Colombia (COP) (7%)
540,000,000	Colombia Government International Bond, 7.75%, 4/14/21 COP (a)	153
2,892,069,600	Colombian TES, 3.30%, 3/17/27 COP (a)	922
2,700,000,000	Colombian TES, 6.00%, 4/28/28 COP (a)	807
5,154,000,000	Colombian TES, 6.25%, 11/26/25 COP (a)	1,600
3,600,000,000	Colombian TES, 7.50%, 8/26/26 COP (a)	1,171
2,220,000,000	Colombian TES, 7.75%, 9/18/30 COP (a)	724
7,329,000,000	Colombian TES, 10.00%, 7/24/24 COP (a)	2,510
1,245,000,000	Empresas Publicas de Medellin ESP 144A, 7.63%, 9/10/24 COP (a)(b)	366
2,003,000,000	Empresas Publicas de Medellin ESP 144A, 8.38%, 11/08/27 COP (a)(b)	601
1,585,000,000	Financiera de Desarrollo Territorial SA Findeter 144A, 7.88%, 8/12/24 COP (a)(b)	487
		9,341
Czech Republic (CZK) (2%)
19,400,000	Czech Republic Government Bond, 2.40%, 9/17/25 CZK (a)(c)	970
30,000,000	Czech Republic Government Bond, 2.75%, 7/23/29 CZK (a)	1,578
		2,548
Dominica Republic (DOP) (0%)
13,900,000	Dominican Republic International Bond 144A, 9.75%, 6/05/26 DOP (a)(b)	257

Principal or Shares	Security Description	Value (000)
Hungary (HUF) (4%)
190,000,000	Hungary Government Bond, 2.50%, 10/24/24 HUF (a)	$680
140,000,000	Hungary Government Bond, 3.00%, 6/26/24 HUF (a)	508
707,000,000	Hungary Government Bond, 3.00%, 8/21/30 HUF (a)	2,615
271,000,000	Hungary Government Bond, 3.25%, 10/22/31 HUF (a)	1,023
187,000,000	Hungary Government Bond, 5.50%, 6/24/25 HUF (a)	752
		5,578
Indonesia (IDR) (1%)
8,600,000,000	Indonesia Treasury Bond, 8.38%, 3/15/24 IDR (a)	670
8,900,000,000	Indonesia Treasury Bond, 8.38%, 9/15/26 IDR (a)	719
4,500,000,000	Indonesia Treasury Bond, 8.38%, 3/15/34 IDR (a)	364
		1,753
Kazakhstan (KZT) (1%)
620,000,000	Development Bank of Kazakhstan JSC 144A, 8.95%, 5/04/23 KZT (a)(b)	1,457
Luxembourg (BRL) (1%)
6,626,488	Swiss Insured Brazil Power Finance Sarl 144A, 9.85%, 7/16/32 BRL (a)(b)	1,384
Malaysia (MYR) (5%)
8,500,000	Malaysia Government Bond, 3.89%, 8/15/29 MYR (a)	2,297
7,585,000	Malaysia Government Bond, 3.89%, 3/15/27 MYR (a)	2,039
3,950,000	Malaysia Government Bond, 3.90%, 11/16/27 MYR (a)	1,066
1,805,000	Malaysia Government Bond, 4.39%, 4/15/26 MYR (a)	494
1,700,000	Malaysia Government Bond, 4.76%, 4/07/37 MYR (a)	483
		6,379
Mexico (MXN) (10%)
72,300	America Movil SAB de CV, 6.45%, 12/05/22 MXN (a)	361
10,700,000	Comision Federal de Electricidad, 7.35%, 11/25/25 MXN (a)	513
7,270,000	Grupo Televisa SAB, 7.25%, 5/14/43 MXN (a)	277
7,570,000	Mexican Bonos, 7.75%, 11/23/34 MXN (a)	431
24,620,000	Mexican Bonos, 7.75%, 11/13/42 MXN (a)	1,366
17,800,000	Mexican Bonos, 8.00%, 12/07/23 MXN (a)	955
47,300,000	Mexican Bonos, 8.00%, 11/07/47 MXN (a)	2,689
73,200,000	Mexican Bonos, 8.50%, 5/31/29 MXN (a)	4,362
10,600,000	Mexican Bonos, 8.50%, 11/18/38 MXN (a)	632
25,789,945	Mexican Udibonos, 3.50%, 11/16/23 MXN (a)	1,345
9,200,000	Petroleos Mexicanos, 7.19%, 9/12/24 MXN (a)	412
16,240,000	Petroleos Mexicanos 144A, 7.65%, 11/24/21 MXN (a)(b)	792
		14,135

1   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
Peru (PEN) (6%)
3,100,000	Banco de Credito del Peru 144A, 4.65%, 9/17/24 PEN (a)(b)	$917
3,075,000	Fondo MIVIVIENDA SA 144A, 7.00%, 2/14/24 PEN (a)(b)	967
4,930,000	Peru Government Bond, 5.40%, 8/12/34 PEN (a)	1,486
1,610,000	Peru Government Bond, 5.94%, 2/12/29 PEN (a)	542
3,810,000	Peru Government Bond, 6.15%, 8/12/32 PEN (a)	1,259
1,655,000	Peruvian Government International Bond 144A, 6.35%, 8/12/28 PEN (a)(b)	571
6,325,000	Peruvian Government International Bond 144A, 6.95%, 8/12/31 PEN (a)(b)	2,236
		7,978
Philippines (PHP) (0%)
17,000,000	Philippine Government International Bond, 6.25%, 1/14/36 PHP (a)	457
Poland (PLN) (3%)
7,120,000	Republic of Poland Government Bond, 2.50%, 4/25/24 PLN (a)	2,058
5,320,000	Republic of Poland Government Bond, 2.50%, 7/25/26 PLN (a)	1,582
4,215,000	Republic of Poland Government Bond, 4.00%, 10/25/23 PLN (a)	1,254
		4,894
Romania (RON) (3%)
5,800,000	Romania Government Bond, 3.65%, 9/24/31 RON (a)	1,550
5,200,000	Romania Government Bond, 5.00%, 2/12/29 RON (a)	1,528
2,050,000	Romania Government Bond, 5.80%, 7/26/27 RON (a)	616
		3,694
Russian Federation (RUB) (9%)
45,150,000	Russian Federal Bond - OFZ, 6.90%, 5/23/29 RUB (a)	627
61,000,000	Russian Federal Bond - OFZ, 7.00%, 8/16/23 RUB (a)	845
198,775,000	Russian Federal Bond - OFZ, 7.05%, 1/19/28 RUB (a)	2,790
46,900,000	Russian Federal Bond - OFZ, 7.65%, 4/10/30 RUB (a)	683
149,000,000	Russian Federal Bond - OFZ, 7.70%, 3/23/33 RUB (a)	2,167
38,000,000	Russian Federal Bond - OFZ, 7.70%, 3/16/39 RUB (a)	556
327,770,000	Russian Federal Bond - OFZ, 8.15%, 2/03/27 RUB (a)	4,851
		12,519
South Africa (ZAR) (8%)
8,700,000	Republic of South Africa Government Bond, 6.50%, 2/28/41 ZAR (a)	377
8,380,000	Republic of South Africa Government Bond, 7.00%, 2/28/31 ZAR (a)	474
23,000,000	Republic of South Africa Government Bond, 8.25%, 3/31/32 ZAR (a)	1,379

Principal or Shares	Security Description	Value (000)

56,230,000	Republic of South Africa Government Bond, 8.50%, 1/31/37 ZAR (a)	$3,107
52,000,000	Republic of South Africa Government Bond, 8.75%, 2/28/48 ZAR (a)	2,831
32,000,000	Republic of South Africa Government Bond, 8.88%, 2/28/35 ZAR (a)	1,875
1,960,000	Republic of South Africa Government Bond, 10.50%, 12/21/26 ZAR (a)	153
11,200,000	Transnet SOC Ltd. 144A, 9.50%, 5/13/21 ZAR (a)(b)	747
		10,943
South Korea (MXN) (0%)
12,000,000	Export-Import Bank of Korea, 7.93%, 7/30/26 MXN (a)	650
Thailand (THB) (4%)
31,500,000	Thailand Government Bond, 3.30%, 6/17/38 THB (a)	1,296
170,000	Thailand Government Bond, 3.65%, 12/17/21 THB (a)	6
66,900,000	Thailand Government Bond, 3.65%, 6/20/31 THB (a)	2,741
21,800,000	Thailand Government Bond, 4.88%, 6/22/29 THB (a)	944
		4,987
Turkey (TRY) (1%)
7,200,000	Turkey Government Bond, 7.10%, 3/08/23 TRY (a)	867
3,070,000	Turkey Government Bond, 11.00%, 3/02/22 TRY (a)	404
		1,271
Ukraine (UAH) (0%)
11,570,000	Ukraine Government International Bond 144A, 11.67%, 11/22/23 UAH (a)(b)	413
United Kingdom (EGP) (1%)
6,510,000	HSBC Bank PLC 144A, 14.35%, 7/16/25 EGP (a)(b)(c)	417
7,900,000	HSBC Bank PLC 144A, 14.56%, 10/18/27 EGP (a)(b)(c)	509
9,840,000	HSBC Bank PLC 144A, 14.61%, 9/10/25 EGP (a)(b)(c)	635
		1,561
United Kingdom (IDR) (4%)
18,300,000,000	Standard Chartered Bank 144A, 7.00%, 5/24/27 IDR (a)(b)	1,381
28,500,000,000	Standard Chartered Bank 144A, 8.25%, 5/19/36 IDR (a)(b)	2,278
17,200,000,000	Standard Chartered Bank 144A, 8.38%, 3/17/34 IDR (a)(b)	1,393
		5,052
United States (EGP) (1%)
28,800,000	Citigroup Global Markets Holdings Inc. 144A, 12.12%, 9/02/21 EGP (a)(b)(d)	1,710
United States (IDR) (4%)
32,200,000,000	JPMorgan Chase Bank N.A. (Indonesia Treasury Bond) 144A, 8.38%, 3/17/34 IDR (a)(b)	2,608

          Payden Emerging Markets Local Bond Fund continued

Principal or Shares	Security Description	Value (000)

10,000,000,000	JPMorgan Chase Bank N.A. (Indonesia Treasury Bond) 144A, 8.75%, 5/19/31 IDR (a)(b)	$831
31,994,000,000	JPMorgan Chase Bank N.A. (Indonesia Treasury Bond) 144A, 9.50%, 7/17/31 IDR (a)(b)	2,768
		6,207
United States (KZT) (0%)
147,200,000	Citigroup Global Markets Holdings Inc. 144A, 8.79%, 1/24/22 KZT (a)(b)(d)	319
United States (UAH) (2%)
31,500,000	Citigroup Global Markets Holdings Inc. 144A, 13.41%, 10/17/22 UAH (a)(b)	1,185
19,500,000	Citigroup Global Markets Holdings Inc. 144A, 15.92%, 11/19/21 UAH (a)(b)	726
7,500,000	Citigroup Global Markets Holdings Inc. 144A, 16.42%, 11/19/21 UAH (a)(b)	279
		2,190
Uruguay (UYU) (2%)
71,544,691	Uruguay Government International Bond, 3.88%, 7/02/40 UYU (a)	1,995
22,322,617	Uruguay Government International Bond, 4.38%, 12/15/28 UYU (a)	622
10,970,000	Uruguay Government International Bond 144A, 8.50%, 3/15/28 UYU (a)(b)	275
		2,892
Total Bonds (Cost - $130,663)		128,870
Investment Company (4%)
5,213,741	Payden Cash Reserves Money Market Fund * (Cost - $5,214)	5,214
Total Investments (Cost - $135,877) (96%)		134,084
Other Assets, net of Liabilities (4%)		5,418
Net Assets (100%)		$139,502

*	Affiliated investment
(a)	Principal in foreign currency.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(d)	Yield to maturity at time of purchase.

3   Payden Mutual Funds

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
CLP 24,400	USD 33	HSBC Bank USA, N.A.	04/15/2021	$—
CNH 31,716	USD 4,857	HSBC Bank USA, N.A.	05/17/2021	26
CZK 89,440	USD 4,099	HSBC Bank USA, N.A.	03/17/2021	72
EUR 2,197	USD 2,639	HSBC Bank USA, N.A.	03/22/2021	30
HUF 84,900	USD 288	HSBC Bank USA, N.A.	04/27/2021	—
MYR 12,482	USD 3,045	Barclays Bank PLC	02/24/2021	40
PHP 122,190	USD 2,534	Barclays Bank PLC	04/19/2021	5
PLN 32,472	USD 8,684	HSBC Bank USA, N.A.	04/28/2021	43
RUB 66,460	USD 854	HSBC Bank USA, N.A.	02/17/2021	23
THB 149,120	USD 4,967	Barclays Bank PLC	02/18/2021	15
TRY 12,640	USD 1,532	Barclays Bank PLC	02/25/2021	177
USD 1,013	ZAR 15,130	Barclays Bank PLC	03/18/2021	20
USD 1,448	PEN 5,205	Barclays Bank PLC	03/25/2021	17
USD 2,829	TWD 78,040	Barclays Bank PLC	04/19/2021	40
USD 1,375	MXN 27,670	BNP PARIBAS	04/26/2021	37
USD 880	RUB 66,460	HSBC Bank USA, N.A.	02/17/2021	4
USD 1,096	ZAR 16,570	HSBC Bank USA, N.A.	03/18/2021	8
ZAR 17,770	USD 1,141	BNP PARIBAS	03/18/2021	25

				582

Liabilities:
BRL 44,116	USD 8,424	HSBC Bank USA, N.A.	03/23/2021	(374)
MXN 34,000	USD 1,701	BNP PARIBAS	04/26/2021	(58)
RON 2,631	USD 654	HSBC Bank USA, N.A.	04/27/2021	(1)
USD 279	TRY 2,110	Barclays Bank PLC	02/25/2021	(6)
USD 2,832	COP 10,357,000	Barclays Bank PLC	03/15/2021	(65)
USD 1,382	PHP 66,730	Barclays Bank PLC	04/19/2021	(4)
USD 2,584	EUR 2,197	HSBC Bank USA, N.A.	03/22/2021	(86)
USD 2,751	CNH 17,940	HSBC Bank USA, N.A.	05/17/2021	(11)

				(605)

Net Unrealized Appreciation (Depreciation)				$(23)

4